        Supplement Dated June 30, 2005 to Prospectuses Dated May 1, 2004
            CG Corporate Insurance Variable Life Separate Account 02
          The Corporate Flexible Premium Variable Life Insurance Policy
        The Corporate Flexible Premium Variable Life Insurance Policy II

This Supplement should be retained with the May 1, 2004 Product Prospectuses for The Corporate Flexible Premium Variable Life Insurance Policy and The Corporate Flexible Premium Variable Life Insurance Policy II issued by Connecticut General Life Insurance Company.

Effective July 25, 2005, the Scudder VIT EAFE Equity Index fund will be closed and all funds liquidated. Unless you provide us with instructions, any proceeds of the liquidation out of the Scudder VIT EAFE Equity Index Fund will be transferred to the PIMCO VIT Money Market Portfolio.

Effective August 1, 2005, the Summit Pinnacle Series EAFE International Index Portfolio will become available as an option. Please refer to the enclosed prospectus for more information on this fund.

Effective August 1, 2005, the Janus Aspen Series Worldwide Growth Portfolio will be closed to new purchases and transfers in. You may choose to keep existing investments in the fund.

Effective August 1, 2005, the following information is added to the description of The Funds located on pages 9 through 12 of your Product Prospectus.

--------------------------------------------------------------------------------------------------------------------------
Trusts, Investment Advisers, and          Fund Available Under     Brief Description of the Fund's Investment
Distributors                              the Policies             Objective
--------------------------------------------------------------------------------------------------------------------------
Investment Advisor:                       Summit Pinnacle Series   Seeks to replicate as closely as possible the total
Summit Investment Partners, Inc.          EAFE International       return of the international stocks represented in the
312 Elm Street, Suite 2525                Index Portfolio          Morgan Stanley Capital International EAFE Index.
Cincinnati, OH 45202

Sub-advised by:
World Asset Management/
Division of Munder Capital
Management
225 E. Brown Street
Suite 300
Birmingham, Michigan 48009

Distributed by:
Carillon Investments Inc.
P.O. Box 40409
Cincinnati, OH 25240
--------------------------------------------------------------------------------------------------------------------------